Revenue - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 34,044	$ 20,312	$ 20,312	$ 20,274
Revenue recognized	(23,687)	(19,507)	(25,271)	(15,746)
Revenue deferred	19,765	22,196	38,940	15,785
Foreign exchange	(12)	0	63	(1)
Ending Balance	$ 30,110	$ 23,001	$ 34,044	$ 20,312